Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Long-Term Debt

As of December 31, 2012 and 2011, long-term debt is summarized as follows:

	2012	2011
Revolving credit agreement	$—	$—
Term Loan B	310,927	313,750
10.875% Senior Notes (1)	272,942	204,248
Capital leases and other obligations	1,064	134

	584,933	518,132
Less: amounts due in one year	4,019	3,231

Long-term debt	$580,914	$514,901

(1)	The 2012 amount includes $65,000 in aggregate principal amount of temporary 10.875% Senior Notes which were mandatorily exchanged for a like aggregate principal amount of 10.875% Senior Notes on February 19, 2013 in connection with the Paulin Acquisition.

Aggregate Minimum Principal Maturities of Long-Term Debt

The aggregate minimum principal maturities of the long-term debt excluding the discount of $1,448 on Term Loan B and unamortized premium of $7,942 on the 10.875% Senior Notes for each of the five years following December 31, 2012 are as follows:

Amount
2013	$4,019
2014	3,333
2015	3,267
2016	3,242
2017	299,578
2018 and thereafter	265,000